Interim Condensed Unaudited Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 153,883,279	$ 221,928,008
Receivables	105,173	372,021
Prepaid expenses	17,087,673	14,428,117
Inventory	8,837,366	3,580,450
Total Current assets	179,913,491	240,308,596
Non-current assets
Restricted cash	513,527	291,676
Long-term deposit	1,347,392	1,161,000
Plant and equipment	19,654,388	8,386,478
Right-of-use assets	8,951,938	1,737,409
Goodwill and other intangible assets	962,593	965,539
TOTAL ASSETS	211,343,329	252,850,698
Current liabilities
Trade payables and accrued liabilities	5,181,275	6,810,781
Customer deposits	309,625	489,040
Construction contract liability	215	161,879
Current portion of lease liabilities	1,283,443	392,279
Total Current Liabilities	6,774,558	7,853,979
Non-current liabilities
Derivative liabilities	155,530	244,565
Lease liabilities	16,590,390	1,494,992
Deferred revenue	119,253	119,253
TOTAL LIABILITIES	23,639,731	9,712,789
EQUITY
Share capital	373,398,080	372,278,512
Deficit	(211,327,080)	(151,653,994)
Reserves	25,632,598	22,513,391
TOTAL EQUITY	187,703,598	243,137,909
TOTAL LIABILITIES AND EQUITY	$ 211,343,329	$ 252,850,698